Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated January 14, 2020

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Limited-Term Government Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and the Statements of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Peter Strzalkowski will no longer serve as a Portfolio Manager to the Funds. Therefore, all references to Mr. Strzalkowski in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.

AIS-SUP 011420

Statutory Prospectus and Statement of Additional Information Supplement dated January 14, 2020

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus and Statement of Additional Information for the Fund listed below:

Invesco Oppenheimer Limited-Term Bond Fund

This supplement amends the Statutory Prospectus and the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.

The following information replaces the table in its entirety appearing under the heading “Fund Summary – Management of the Fund” in the prospectus:

Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill	Portfolio Manager	2020
Chuck Burge	Portfolio Manager	2020
Michael Hyman	Portfolio Manager	2019

The following information replaces in its entirety the bullet points appearing under the heading “Fund Management – Portfolio Managers” in the prospectus:

•	Matthew Brill, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2013.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2002.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.

Additionally, effective January 14, 2020, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-LTB-SUP 011420